Fair Value Measurements - Change in Fair Value of Warrant Liabilities (Details) - Warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 3,096	$ 31,997
Issuances	0	0
Exercises	(2,829)	0
Change in fair value of convertible preferred stock warrants	(266)	(28,901)
Balance at end of year	$ 0	$ 3,096